C2 Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of information about property, plant and equipment (abstract)
C2 Property, plant and equipment

Property, plant and equipment

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
2024

Cost

Opening balance	7,336	3,752	37,397	1,058	49,543
Additions	208	239	949	944	2,340
Disposals	–301	–127	–1,928	–213	–2,569
Reclassifications	507	14	524	–1,045	–
Translation differences	335	156	1,065	36	1,592
Closing balance	8,085	4,034	38,007	780	50,906

Accumulated depreciations

Opening balance	–4,265	–2,898	–28,091	–	–35,254
Depreciations	–469	–346	–3,046	–	–3,861
Disposals	277	103	1,820	–	2,200
Reclassifications	–128	86	42	–	–
Translation differences	–201	–124	–859	–	–1,184
Closing balance	–4,786	–3,179	–30,134	–	–38,099

Accumulated impairment losses

Opening balance	–437	–211	–1,446	–	–2,094

Impairment losses	–28	17	–174	–97	–282
Disposals	22	8	118	97	245
Reclassifications	–17	15	2	–	–
Translation differences	–26	–13	–92	–	–131
Closing balance	–486	–184	–1,592	–	–2,262
Net carrying value	2,813	671	6,281	780	10,545

2023

Cost

Opening balance	7,523	3,825	38,220	973	50,541
Additions	87	134	1,713	1,363	3,297
Balances regarding acquired/divested business	–	–	–347	–	–347
Disposals	–443	–221	–2,318	–232	–3,214
Reclassifications	327	75	627	–1,029	–
Translation differences	–158	–61	–498	–17	–734
Closing balance	7,336	3,752	37,397	1,058	49,543

Accumulated depreciations

Opening balance	–4,282	–2,797	–27,606	–	–34,685
Depreciations	–480	–382	–3,410	–	–4,272
Balances regarding divested business	–	–	227	–	227
Disposals	395	220	2,321	–	2,936
Reclassifications	–	1	–1	–	–
Translation differences	102	60	378	–	540
Closing balance	–4,265	–2,898	–28,091	–	–35,254

Accumulated impairment losses

Opening balance	–385	–114	–1,121	–	–1,620
Impairment losses	–101	–114	–428	–19	–662
Disposals	40	7	65	19	131
Translation differences	9	10	38	–	57
Closing balance	–437	–211	–1,446	–	–2,094
Net carrying value	2,634	643	7,860	1,058	12,195
Contractual commitments for the acquisition of property, plant and equipment as per December 31, 2024, amounted to SEK 565 (632) million.